Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income	Operating Margin (6)
2024	1,236,098	2,333,240	1,057,100	1,421,146	260	134	129,907,000	11.0%
2023	1,232,090	908,818	982,393	956,923	157	131	92,901,000	8.8%
2022	1,147,402	2,055,927	828,823	935,448	185	98	168,632,000	11.9%
2021	1,000,165	896,040	871,654	862,679	103	120	73,733,000	5.9%
2020	2,067,833	2,186,333	904,712	931,262	110	106	48,132,000	5.8%

(1)
Total compensation of Tim Phillips, our CEO, for all periods presented.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid."
(3)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the dollar amounts reported for the non-CEO NEOs represent amounts for Mr. Beres for all periods presented. The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid.”
(4)
Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
(5)
The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2024, namely the Nasdaq Transportation Index.
(6)
Operating margin is calculated as income from operations divided by total revenues, as included in our annual financial statements.

Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year-End Fair Value of Unvested Equity Awards Granted in Year ($)	Add / (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add / (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
CEO
2024	1,236,098	(175,000)	270,449	932,019	69,674	2,333,240
2023	1,232,090	(252,007)	255,935	(325,200)	(2,000)	908,818
2022	1,147,402	-	-	911,250	(2,725)	2,055,927
2021	1,000,165	-	-	(112,450)	8,325	896,040
2020	2,067,833	(1,129,200)	1,235,400	12,225	75	2,186,333
Non-CEO NEOs (1)
2024	1,057,100	(223,575)	345,515	207,030	35,076	1,421,146
2023	982,393	(232,887)	236,517	(27,100)	(2,000)	956,923
2022	828,823	-	-	109,350	(2,725)	935,448
2021	871,654	-	-	(17,300)	8,325	862,679
2020	904,712	(88,700)	102,950	12,225	75	931,262

(1)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the dollar amounts reported for the non-CEO NEOs represent amounts for Mr. Beres for all periods presented.

Named Executive Officers, Footnote	(1) Total compensation of Tim Phillips, our CEO, for all periods presented.
Peer Group Issuers, Footnote
(5)
The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2024, namely the Nasdaq Transportation Index.

PEO Total Compensation Amount	$ 1,236,098	$ 1,232,090	$ 1,147,402	$ 1,000,165	$ 2,067,833
PEO Actually Paid Compensation Amount	$ 2,333,240	908,818	2,055,927	896,040	2,186,333
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid."

Non-PEO NEO Average Total Compensation Amount	$ 1,057,100	982,393	828,823	871,654	904,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,421,146	956,923	935,448	862,679	931,262
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Since Jude Beres, our CFO, is our only non-CEO named executive officer, the dollar amounts reported for the non-CEO NEOs represent amounts for Mr. Beres for all periods presented. The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid.”

Equity Valuation Assumption Difference, Footnote
(4)
Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Operating Margin
Tabular List, Table	: • Operating Margin, • Revenue Growth, and • EBITDA Margin.
Total Shareholder Return Amount	$ 260	157	185	103	110
Peer Group Total Shareholder Return Amount	134	131	98	120	106
Net Income (Loss)	$ 129,907,000	$ 92,901,000	$ 168,632,000	$ 73,733,000	$ 48,132,000
Company Selected Measure Amount	11	8.8	11.9	5.9	5.8
PEO Name	Tim Phillips	Tim Phillips	Tim Phillips	Tim Phillips	Tim Phillips
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Margin
Non-GAAP Measure Description	(6) Operating margin is calculated as income from operations divided by total revenues, as included in our annual financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth, and
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (175,000)	$ (252,007)			$ (1,129,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,449	255,935			1,235,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	932,019	(325,200)	$ 911,250	$ (112,450)	12,225
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,674	(2,000)	(2,725)	8,325	75
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,575)	(232,887)			(88,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,515	236,517			102,950
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,030	(27,100)	109,350	(17,300)	12,225
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,076	$ (2,000)	$ (2,725)	$ 8,325	$ 75